Business Combinations - Schedule of Shares Issued (Details) - shares			12 Months Ended
	Dec. 16, 2020	Dec. 15, 2020	Dec. 31, 2020
Business Combination, Shares Outstanding [Roll Forward]
Common stock, outstanding prior to Business Combination (in shares)	56,620,419
Earnout shares (in shares)	10,000,000
Total shares of common stock immediately after Business Combination (in shares)	369,797,524	56,620,419
Class A common stock, par value $0.0001 per share
Business Combination, Shares Outstanding [Roll Forward]
Common stock, outstanding prior to Business Combination (in shares)	102,614,847		212,000,000
Issuance of redeemable convertible Series E preferred stock (in shares)	15,853,052
Business Combination and Private Placement Financing shares- Class A common stock (in shares)	101,201,112
Total shares of common stock immediately after Business Combination (in shares)		102,614,847	292,000,000
Class B Common Stock
Business Combination, Shares Outstanding [Roll Forward]
Common stock, outstanding prior to Business Combination (in shares)	332,690,933		74,000,000
Total shares of common stock immediately after Business Combination (in shares)		332,690,933	78,000,000
Common Shareholders [Member]
Business Combination, Shares Outstanding [Roll Forward]
Common stock (in shares)	68,997,860
FEAC sponsor shares
Business Combination, Shares Outstanding [Roll Forward]
Common stock (in shares)	6,350,200
FEAC
Business Combination, Shares Outstanding [Roll Forward]
Common stock, outstanding prior to Business Combination (in shares)	69,000,000
Less: redemption of FEAC shares (in shares)		(2,140)
Total shares of common stock immediately after Business Combination (in shares)		69,000,000
Old Skillz | Class A common stock, par value $0.0001 per share
Business Combination, Shares Outstanding [Roll Forward]
Old Skillz shares (in shares)	191,932,861
Old Skillz | Class B Common Stock
Business Combination, Shares Outstanding [Roll Forward]
Old Skillz shares (in shares)	76,663,551